Property, Plant and Equipment, net - Depreciation expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation, Continued and Discontinued Operations	$ 234,756	$ 227,049
Depreciation	234,756	$ 227,049
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Buildings pledged as collateral for bank loans	$ 838,604		$ 895,742